Segment Information and Concentration	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information and Concentration
Segment Information and Concentration

9. Segment Information and Concentration

The Company views its operations as two operating segments: the manufacture and marketing of standard benchtop laboratory equipment for research in university, hospital and industrial laboratories sold primarily through laboratory equipment distributors and laboratory and pharmacy balances and scales (“Benchtop Laboratory Equipment Operations”), and the manufacture, design, and marketing of bioprocessing systems and products (“Bioprocessing Systems”). The Company also has included a Non-operating Corporate segment. All inter-segment revenues are eliminated.

Segment information is reported as follows.

Three Months Ended June 30, 2023:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$2,614,300	$368,200	$-	$2,982,500

Foreign Sales	723,200	139,900	-	863,100

Income (Loss) From Operations	215,400	(1,794,600)	(647,000)	(2,226,200)

Assets	7,023,400	5,332,400	1,844,100	14,199,900

Long-Lived Asset Expenditures	17,000	43,400	-	60,400

Depreciation and Amortization	20,400	170,200	-	190,600

Three Months Ended June 30, 2022:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$2,515,400	$261,600	$-	$2,777,000

Foreign Sales	887,700	310,200	-	1,197,900

Income (Loss) From Operations	368,800	(6,278,200)	(523,200)	(6,432,600)

Assets	9,538,600	5,077,500	6,391,800	21,007,900

Long-Lived Asset Expenditures	9,400	410,800	-	420,200

Depreciation and Amortization	25,100	81,300	-	106,400

Six Months Ended June 30, 2023:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$5,196,500	$591,400	$-	$5,787,900

Foreign Sales	1,579,800	235,800	-	1,815,600

Income (Loss) From Operations	481,600	(3,867,100)	(1,308,300)	(4,693,800)

Assets	7,023,400	5,332,400	1,844,100	14,199,900

Long-Lived Asset Expenditures	25,200	81,000	-	106,200

Depreciation and Amortization	43,700	334,800	-	378,500

Six Months Ended June 30, 2022:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$4,950,000	$691,900	$-	$5,641,900

Foreign Sales	1,671,300	579,900	-	2,251,200

Income (Loss) From Operations	616,100	(7,929,900)	(861,100)	(8,174,900)

Assets	9,538,600	5,077,500	6,391,800	21,007,900

Long-Lived Asset Expenditures	25,900	568,800	-	594,700

Depreciation and Amortization	49,700	311,200	-	360,900

For the three months ended June 30, 2023 one customer accounted for approximately 10% or more of the Company’s total revenue. For the three months ended June 30, 2022 no individual customer accounted for 10% or more of the Company’s total revenue.

For the six months ended June 30, 2023 and 2022, no individual customer accounted for approximately 10% or more of the Company’s total revenue.

A reconciliation of the Company’s consolidated segment income (loss) from operations to consolidated loss from operations before income taxes and net loss for the three and six months ended June 30, 2023 and 2022, respectively are as follows:

Three months ended June 30, 2023	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$215,400	$(1,794,600)	$(647,000)	$(2,226,200)

Other income (expense), net	4,200	100	(200)	4,100
Interest income	-	-	37,000	37,000
Total other (expense) income, net	4,200	100	36,800	41,100

Income (Loss) from operations before discontinued operations and income taxes	$219,600	$(1,794,500)	$(610,200)	$(2,185,100)

Three months ended June 30, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$368,800	$(6,278,200)	$(523,200)	$(6,432,600)

Other (expense) income, net	-	(43,000)	(141,200)	(184,200)
Interest income	-	5,800	27,500	33,300
Total other (expense) income, net	-	(37,200)	(113,700)	(150,900)

Income (Loss) from operations before discontinued operations and income taxes	$368,800	$(6,315,400)	$(636,900)	$(6,583,500)

Six months ended June 30, 2023	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$481,600	$(3,867,100)	$(1,308,300)	$(4,693,800)

Other income (expense), net	2,400	11,100	76,900	90,400
Interest income	-	-	46,400	46,400
Total other (expense) income, net	2,400	11,100	123,300	136,800

Income (Loss) from operations before discontinued operations and income taxes	$484,000	$(3,856,000)	$(1,185,000)	$(4,557,000)

Six months ended June 30, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$616,100	$(7,929,900)	$(861,100)	$(8,174,900)

Other (expense) income, net	1,300	(61,400)	(226,800)	(286,900)
Interest income	-	5,800	27,900	33,700
Total other (expense) income, net	1,300	(55,600)	(198,900)	(253,200)

Income (Loss) from operations before discontinued operations and income taxes	$617,400	$(7,985,500)	$(1,090,000)	$(8,428,100)

16. Segment Information

Segment and geographical information is reported as follows:

Six Months Ended December 31, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$4,608,900	$628,900	$-	$5,237,800
Foreign Sales	1,322,500	478,200	-	1,800,700
Income (Loss) From Operations	203,500	(3,483,200)	(902,300)	(4,137,000)
Assets	8,622,500	5,174,600	4,272,100	18,069,200
Long-Lived Asset Expenditures	34,300	220,200	-	254,500
Depreciation and Amortization	50,100	330,700	-	380,800
Six Months Ended December 31, 2021 (Unaudited)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$5,031,100	$727,500	$-	$5,758,600
Foreign Sales	2,031,100	521,500	-	2,552,600
Income (Loss) From Operations	851,700	(3,712,700)	(508,200)	(3,369,200)
Assets	9,715,400	10,064,500	9,072,600	28,852,500
Long-Lived Asset Expenditures	66,600	163,300	-	229,900
Depreciation and Amortization	46,600	280,700	-	327,300

Year Ended June 30, 2022 (As Restated)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$9,981,100	$1,419,400	$-	$11,400,500
Foreign Sales	3,702,400	1,101,400	-	4,803,800
Income (Loss) From Operations	1,475,800	(11,369,500)	(1,650,400)	(11,544,100)
Assets	9,538,600	5,077,500	6,391,800	21,007,900
Long-Lived Asset Expenditures	92,500	732,100	-	824,600
Depreciation and Amortization	96,300	591,900	-	688,200

Year Ended June 30, 2021	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$9,043,600	$731,600	$-	$9,775,200
Foreign Sales	3,483,700	684,600	-	4,168,300
Income (Loss) From Operations	1,461,300	(4,828,600)	(1,341,400)	(4,708,700)
Assets	14,783,000	8,735,100	5,488,300	29,006,400
Long-Lived Asset Expenditures	60,500	196,900	-	257,400
Depreciation and Amortization	103,100	148,400	-	251,500

Geographical Information

	Six Months Ended
	December 31, 2022		December 31, 2021 (unaudited)
	Revenue (a)	Long-Lived Assets	Revenue (a)	Long-Lived Assets
United States	$3,437,000	$1,710,000	$3,206,000	$5,181,300
All Other Foreign Countries	1,454,700	-	2,276,100	-
Germany	346,100	885,000	276,500	138,000
Total	$5,237,800	$2,595,000	$5,758,600	$5,319,300

(a) Revenues are attributed to countries based on location of customer

For the six months ended December 31, 2022, one customer accounted for approximately $545,300 revenue from the Benchtop Laboratory Equipment Segment, of which the revenue is 10% or more of the Company’s total revenue. For the six months ended December 31, 2021 (unaudited) and for the year ended June 30, 2022 and 2021, respectively, there are no individual customer accounted for approximately 10% or more of the Company’s total revenue.

A reconciliation of the Company's consolidated segment income/loss from operations to consolidated income (loss) from operations before discontinued operations and income taxes for the six months ended December 31, 2022 and 2021 (unaudited), respectively and for the year ended June 30, 2022 and 2021, respectively are as follows:

Six Months ended December 31, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$203,500	$(3,438,200)	$(902,300)	$(4,137,000)

Other (expense) income, net	(28,200)	3,600	88,500	63,900

Income (Loss) from operations before discontinued operations and income taxes	$175,300	$(3,434,600)	$(813,800)	$(4,073,100)

Six Months ended December 31, 2021 (unaudited)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$851,700	$(3,712,700)	$(508,200)	$(3,369,200)

Other (expense) income, net	415,500	52,500	47,600	515,600

Income (Loss) from operations before discontinued operations and income taxes	$1,267,200	$(3,660,200)	$(460,600)	$(2,853,600)

Year ended June 30, 2022 (As Restated)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$1,475,800	$(11,369,500)	$(1,650,400)	$(11,544,100)

Other (expense) income, net	194,000	(3,100)	71,500	262,400

Income (Loss) from operations before discontinued operations and income taxes	$1,669,800	$(11,372,600)	$(1,578,900)	$(11,281,700)

Year ended June 30, 2021	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$1,461,300	$(4,828,600)	$(1,341,500)	$(4,708,800)

Other (expense) income, net	571,000	600	82,200	653,800

Income (Loss) from operations before discontinued operations and income taxes	$2,032,300	$(4,828,000)	$(1,259,300)	$(4,055,000)